Trade and Other Payables (Details) - Schedule of Trade and Other Payables Not Denominated in Functional Currency - MYR (RM)	Dec. 31, 2023	Dec. 31, 2022
United States dollar [Member]
Trade and Other Payables (Details) - Schedule of Trade and Other Payables Not Denominated in Functional Currency [Line Items]
Trade and other payables	RM 1,416,836	RM 6,008,843